Organization and principal activities (Schedule of Major Subsidiaries, Variable Interest Entities and Variable Interest Entities's Subsidiaries Ownership) (Details)	12 Months Ended
Dec. 31, 2014
Wholly owned subsidiaries of the Company [Member] | China Classified Network Corporation ("CCNC BVI") [Member]
Noncontrolling Interest [Line Items]
Date of incorporation	Jan. 05, 2010
Place of incorporation	British Virgin Islands
Percentage of direct or indirect economic ownership	100.00%
Wholly owned subsidiaries of the Company [Member] | China Classified Information Corporation Limited ("CCIC HK") [Member]
Noncontrolling Interest [Line Items]
Date of incorporation	Jan. 18, 2010
Place of incorporation	Hong Kong
Percentage of direct or indirect economic ownership	100.00%
Wholly owned subsidiaries of the Company [Member] | Beijing Chengshi Wanglin Information Technology Co., Ltd. ("Wanglin" or "WFOE") [Member]
Noncontrolling Interest [Line Items]
Date of incorporation	Mar. 08, 2010
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Wholly owned subsidiaries of the Company [Member] | 58 Tongcheng Information Technology Co., Ltd. ("58 Technology") [Member]
Noncontrolling Interest [Line Items]
Date of incorporation	Mar. 15, 2012
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
VIEs and VIEs' subsidiaries [Member] | Beijing 58 Information Technology Co., Ltd. ("Beijing 58") [Member]
Noncontrolling Interest [Line Items]
Date of incorporation	Dec. 12, 2005
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
VIEs and VIEs' subsidiaries [Member] | 58 Co.,Ltd [Member]
Noncontrolling Interest [Line Items]
Date of incorporation	Jul. 28, 2011
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
VIEs and VIEs' subsidiaries [Member] | Tianjin 58 Daojia Life Services Co.,Ltd. ("58 Home") [Member]
Noncontrolling Interest [Line Items]
Date of incorporation	Aug. 19, 2014
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%